Stock Based Compensation (Assumptions) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Based Compensation [Abstract]
Shares of restricted stock	4,519	1,500
Grant date fair value per share	$ 8.04	$ 8.00
Number of stock options	16,000	6,000
Exercise price	$ 8.04	$ 8.00
Fair value per option	$ 4.85	$ 4.72
Risk free interest rate	1.62%	1.69%
Volatility factor	61.20%	58.80%
Expected life	7 years	7 years